Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total	Share capital	Premiums related to the share capital	Rreserves	Translation reserve	Net (income) loss
Beginning balance at Dec. 31, 2017	€ 181,419	€ 1,794	€ 281,745	€ (68,386)	€ (203)	€ (33,530)
Net loss for the period	(18,970)					(18,970)
Other comprehensive income	(16)			(30)	14
Total comprehensive income (loss)	(18,987)			(30)	14	(18,970)
Allocation of prior period loss				(33,530)		33,530
Share-based payment	1,380			1,380
Ending balance at Jun. 30, 2018	163,812	1,794	281,745	(100,567)	(190)	(18,970)
Beginning balance at Dec. 31, 2018	145,602	1,794	281,745	(99,524)	(188)	(38,224)
Net loss for the period	(29,286)					(29,286)
Other comprehensive income	(96)			(66)	(30)
Total comprehensive income (loss)	(29,382)			(66)	(30)	(29,286)
Allocation of prior period loss				(38,224)		38,224
Issue of warrants	56		56
Share-based payment	749			749
Reclassification	0	0	(115)	(180)	295
Ending balance at Jun. 30, 2019	€ 117,025	€ 1,794	€ 281,685	€ (137,245)	€ 77	€ (29,286)